Right-of-Use asset - Summary of Right of Use Asset (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		₨ 18,870
Ending balance		18,702	$ 228	₨ 18,870
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		30,686		25,770
Additions		7,360		8,066
Additions through Business combinations		201		2,956
Disposals		(6,562)		(6,189)
Translation adjustment		984		83
Ending balance		32,669		30,686
Gross carrying amount [member] | Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		1,278		2,082
Additions		0		15
Additions through Business combinations		0
Disposals		0		(819)
Translation adjustment		0
Ending balance		1,278		1,278
Gross carrying amount [member] | Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		25,993		18,844
Additions		6,015		7,517
Additions through Business combinations		201		2,920
Disposals		(5,085)		(3,360)
Translation adjustment		822		72
Ending balance		27,946		25,993
Gross carrying amount [member] | Plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	[1]	2,511		3,918
Additions	[1]	1,109		429
Additions through Business combinations	[1]	0
Disposals	[1]	(1,160)		(1,861)
Translation adjustment	[1]	120		25
Ending balance	[1]	2,580		2,511
Gross carrying amount [member] | Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		904		926
Additions		236		105
Additions through Business combinations		0		36
Disposals		(317)		(149)
Translation adjustment		42		(14)
Ending balance		865		904
Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		11,816		9,350
Depreciation		6,522		6,709
Disposals		(4,830)		(4,327)
Translation adjustment		459		84
Ending balance		13,967		11,816
Accumulated depreciation and amortisation [member] | Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		58		55
Depreciation		19		24
Disposals		0		(21)
Translation adjustment		0
Ending balance		77		58
Accumulated depreciation and amortisation [member] | Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		9,676		6,703
Depreciation		5,651		5,572
Disposals		(3,564)		(2,667)
Translation adjustment		364		68
Ending balance		12,127		9,676
Accumulated depreciation and amortisation [member] | Plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	[1]	1,512		2,157
Depreciation	[1]	614		849
Disposals	[1]	(1,003)		(1,518)
Translation adjustment	[1]	69		24
Ending balance	[1]	1,192		1,512
Accumulated depreciation and amortisation [member] | Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		570		435
Depreciation		238		264
Disposals		(263)		(121)
Translation adjustment		26		(8)
Ending balance		₨ 571		₨ 570

[1]	Comprised of net carrying value of computer equipment.